SALES RESEARVES AND ALLOWANCES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Sales Researves And Allowancess [Abstract]
Rebates	$ 3,090	$ 2,983
Chargebacks	1,114	1,273
Returns	573	506
Other	141	172
Sales Reserves And Allowances	$ 4,918	$ 4,934